VARIABLE INTEREST ENTITY ARRANGEMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 17, 2023	Oct. 26, 2017
Interest rate							50.00%
Net Loss	$ (1,442,000)	$ (63,718,000)	$ (1,032,000)	$ (72,591,000)	$ (188,931,000)	$ (31,271,000)
Total Revenues	$ 8,797,000	$ 15,801,000	$ 18,037,000	$ 34,650,000	52,015,000	42,120,000
NuLeaf
Convertible debt								$ 45,000
Interest rate								6.00%
Equity method investment, ownership percentage								50.00%
Net Loss					28,100	129,000
Total Revenues					$ 8,190,000	$ 6,900
Schedule of intercompany transactions and balances					The aggregate carrying values of assets and liabilities related to NuLeaf, after elimination of any intercompany transactions and balances, in the consolidated balance sheets were as follows